Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 BANK-now AG CHF	Dec. 31, 2013 Credit Suisse Group Finance (U.S.) Inc. USD ($)	Dec. 31, 2013 Credit Suisse Trust AG CHF	Dec. 31, 2013 Credit Suisse Trust Holdings Limited GBP (£)	Dec. 31, 2013 CS LP Holdings AG CHF	Dec. 31, 2013 Inreska Limited GBP (£)	Dec. 31, 2013 Neue Aargauer Bank AG CHF	Dec. 31, 2013 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2013 Credit Suisse AG CHF	Dec. 31, 2013 AJP Cayman Ltd JPY (¥)	Dec. 31, 2013 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2013 Banco Credit Suisse (Mexico), S.A. MXN	Dec. 31, 2013 Banco de Investimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2013 Boston Re Ltd. USD ($)	Dec. 31, 2013 CJSC Bank Credit Suisse (Moscow) USD ($)	Dec. 31, 2013 Column Financial, Inc. USD ($)	Dec. 31, 2013 Credit Suisse (Australia) Limited AUD	Dec. 31, 2013 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2013 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2013 Credit Suisse (Deutschland) Aktiengesellschaft EUR (€)	Dec. 31, 2013 Credit Suisse (France) EUR (€)	Dec. 31, 2013 Credit Suisse (Gibraltar) Limited GBP (£)	Dec. 31, 2013 Credit Suisse (Guernsey) Limited USD ($)	Dec. 31, 2013 Credit Suisse (Hong Kong) Limited HKD	Dec. 31, 2013 Credit Suisse (Italy) S.P.A. EUR (€)	Dec. 31, 2013 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2013 Credit Suisse (Luxembourg) S.A. (Bank)	Dec. 31, 2013 Credit Suisse (Monaco) S.A.M. EUR (€)	Dec. 31, 2013 Credit Suisse (Poland) SP. z o.o PLN	Dec. 31, 2013 Credit Suisse (Qatar) LLC USD ($)	Dec. 31, 2013 Credit Suisse (Singapore) Limited SGD	Dec. 31, 2013 Credit Suisse (UK) Limited GBP (£)	Dec. 31, 2013 Credit Suisse (USA), Inc. USD ($)	Dec. 31, 2013 Credit Suisse Asset Management Fund Services (Luxembourg) S.A.C CHF	Dec. 31, 2013 Credit Suisse Asset Management (UK) Holding Limited GBP (£)	Dec. 31, 2013 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR (€)	Dec. 31, 2013 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2013 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2013 Credit Suisse Asset Management Ltd GBP (£)	Dec. 31, 2013 Credit Suisse Asset Management, LLC USD ($)	Dec. 31, 2013 Credit Suisse Business Analytics (India) Private Limited INR	Dec. 31, 2013 Credit Suisse Capital (Guernsey) I Limited USD ($)	Dec. 31, 2013 Credit Suisse Capital LLC USD ($)	Dec. 31, 2013 Credit Suisse Energy (Canada) Limited USD ($)	Dec. 31, 2013 Credit Suisse Energy LLC USD ($)	Dec. 31, 2013 Credit Suisse Equities (Australia) Limited AUD	Dec. 31, 2013 Credit Suisse Finance (Guernsey) Limited USD ($)	Dec. 31, 2013 Credit Suisse Finance (India) Private Limited INR	Dec. 31, 2013 Credit Suisse First Boston (Latin America Holdings) LLC USD ($)	Dec. 31, 2013 Credit Suisse First Boston Finance B.V. EUR (€)	Dec. 31, 2013 Credit Suisse First Boston Mortgage Capital LLC USD ($)	Dec. 31, 2013 Credit Suisse First Boston Next Fund, Inc. [Member] USD ($)	Dec. 31, 2013 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2013 Credit Suisse Funds AG CHF	Dec. 31, 2013 Credit Suisse Hedging-Griffo Corretora de Valores S.A. BRL	Dec. 31, 2013 Credit Suisse Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2013 Credit Suisse Holdings (Australia) Limited AUD	Dec. 31, 2013 Credit Suisse Holdings (USA), Inc. USD ($)	Dec. 31, 2013 Credit Suisse International USD ($)	Dec. 31, 2013 Credit Suisse International (Bank)	Dec. 31, 2013 Credit Suisse Leasing 92A, L.P. USD ($)	Dec. 31, 2013 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2013 Credit Suisse Life (Bermuda) Ltd. USD ($)	Dec. 31, 2013 Credit Suisse Loan Funding LLC USD ($)	Dec. 31, 2013 Credit Suisse Management LLC USD ($)	Dec. 31, 2013 Credit Suisse Principal Investments Limited JPY (¥)	Dec. 31, 2013 Credit Suisse Private Equity, LLC USD ($)	Dec. 31, 2013 Credit Suisse PSL GmbH CHF	Dec. 31, 2013 Credit Suisse Securities (Canada), Inc CAD	Dec. 31, 2013 Credit Suisse Securities (Europe) Limited USD ($)	Dec. 31, 2013 Credit Suisse Securities (Hong Kong) Limited HKD	Dec. 31, 2013 Credit Suisse Securities (India) Private Limited INR	Dec. 31, 2013 Credit Suisse Securities (Japan) Limited JPY (¥)	Dec. 31, 2013 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2013 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2013 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2013 Credit Suisse Securities (Singapore) Pte Limited SGD	Dec. 31, 2013 Credit Suisse Securities (Thailand) Limited THB	Dec. 31, 2013 Credit Suisse Securities (USA) LLC USD ($)	Dec. 31, 2013 CSAM Americas Holding Corp. USD ($)	Dec. 31, 2013 CS International Advisors AG USD ($)	Dec. 31, 2013 CS Non-Traditional Products Ltd. USD ($)	Dec. 31, 2013 DLJ Mortgage Capital, Inc. USD ($)	Dec. 31, 2013 DLJ LBO Plans Management, LLC USD ($)	Dec. 31, 2013 Merban Equity AG CHF	Dec. 31, 2013 SPS Holding Corporation USD ($)	Dec. 31, 2013 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2013 Credit Suisse Hypotheken AG CHF	Dec. 31, 2013 Asset Management Finance LLC USD ($)	Dec. 31, 2013 Credit Suisse Saudi Arabia SAR	Dec. 31, 2013 Credit Suisse Founder Securities Limited	Dec. 31, 2013 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2013 ICBC Credit Suisse Asset Management Co., Ltd.	Dec. 31, 2013 York Capital Management Global Advisors, LLC	Dec. 31, 2013 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2013 Credit Suisse Group (Guernsey) I Limited	Dec. 31, 2013 Credit Suisse Group (Guernsey) II Limited	Dec. 31, 2013 Credit Suisse Group (Guernsey) IV Limited	Dec. 31, 2013 Swisscard AECS AG	Dec. 31, 2013 SECB Swiss Euro Clearing Bank GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	2.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	58.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	98.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	98.00%	83.00%	71.00%	33.00%	23.00%	20.00%	5.00%	100.00%	100.00%	100.00%	100.00%	50.00%	25.00%
Nominal capital in million		30.0	$ 100.0	5.0	£ 2.0	0.1	£ 3.0	134.1	7.5	4,399.7	¥ 8,025.6	53.6	1,716.7	164.8	$ 2.0	$ 37.8	$ 0	34.1	5.0	98.4	€ 130.0	€ 52.9	£ 5.0	$ 6.1	6,910.9	€ 139.6	150.0		€ 18.0	20.0	$ 24.0	743.3	£ 168.2	$ 0	1.5	£ 144.2	€ 6.1	20.0	0.1	£ 45.0	$ 1,086.8	40.0	$ 0	$ 737.6	$ 0	$ 0	62.5	$ 0.2	1,050.1	$ 23.8	€ 0	$ 356.6	$ 10.0	0.3	7.0	29.6	32.6	3.0	$ 4,184.7	$ 13,107.7		$ 43.9	15.0	$ 1.0	$ 0	$ 896.8	¥ 3,324.0	$ 42.2	0	3.4	$ 2,859.3	530.9	2,214.8	¥ 78,100.0	0	100.0	97.1	30.0	500.0	$ 1,881.5	$ 0	$ 0.1	$ 0.1	$ 0	$ 7.8	0.1	$ 0.1	235,000.0	0.1	$ 341.8	300.0
Equity interest held by other subsidiary in %																											58.00%																																	98.00%
Voting rights held by other subsidiary in %																											42.00%																																43.00%	80.00%